Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Segment information

24. Segment information

The Company applies ASC280, Segment Reporting, in determining its reportable segments. Starting from the fourth quarter of 2025, following the acquisition of controlling interest in Aurelion Inc. (“AURE”), the Company shifted its internal reporting structure. The CODM now reviews financial information on a consolidated basis and by operating segments to make decisions about allocating resources and assessing the Company’s performance.

The Company’s two reportable segments are as follows:

Antalpha Prime (“AA”): primarily includes the Company’s core technology-driven financing solutions, including supply chain financing, technology platform services, and risk management solutions provided to institutional customers in the crypto asset industry.

Aurelion (“AURE”): primarily consists of the newly acquired business operations under Aurelion Inc., which focuses on XAUt treasury strategies.

The CODM primarily evaluates the performance of the operating segments based on segment net income (loss). The Company generally does not allocate assets to its segments as the CODM does not use such information to allocate resources or assess the performance of the operating segments.

Goodwill was attributable to the assembled workforce of synergies expected to be achieved from the combined operations of the Company and Aurelion. The goodwill recognized is not expected to be deductible for tax purposes. The goodwill was assigned to the Aurelion reportable segment.

The following table provides a summary of the Company’s segment operating results for the years ended December 31, 2023, 2024 and 2025:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
			AA	AURE	GROUP
Segment revenue
Revenue	11,272,995	47,454,993	79,678,739	—	79,678,739
Less:
Segment expense
Funding cost	6,302,251	24,617,365	40,587,080	—	40,587,080
Technology and development	3,140,134	4,921,861	6,320,852	—	6,320,852
Sales and marketing	2,650,206	4,258,497	7,822,298	173,477	7,995,775
General and administrative	6,295,924	9,093,066	17,836,615	1,024,658	18,861,273
Unrealized gain on XAUt and XAUt collateral receivables due from related party	—	—	—	(10,399,549)	(10,399,549)
Other costs (i)	506,827	1,383,123	1,297,753	—	1,297,753
Segment net (loss)/income	(7,622,347)	3,181,081	5,814,141	9,201,414	15,015,555
Reconciliation of profit or loss
Adjustments and reconciling items
Other segment items
Other (expense)/income, net	(280,335)	1,780,127	6,313,329	(587,456)	5,725,873
Fair value gain/(loss) on crypto assets held, net	(7,998)	(745,128)	(23,673)	22	(23,651)
Fair value changes on crypto assets receivables/payables, net	7,167	744,361	5,957,403	95,562	6,052,965
Income tax (benefit)/expense	(1,318,073)	566,970	2,336,408	—	2,336,408
Net (loss)/income	(6,585,440)	4,393,471	15,724,792	8,709,542	24,434,334

(i)	Primarily consists of crypto asset custodial and wallet service fees (Cobo).

The following table presents other segment items for the years ended December 31, 2023, 2024 and 2025:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
			AA	AURE	GROUP
Depreciation and amortization*	517,074	830,207	1,000,937	—	1,000,937
Share-based compensation*	—	129,446	4,686,538	80,245	4,766,783

Technology and development, sales and marketing, and general and administrative expenses include share-based compensation of $0, $129,446 and $4,766,783 for the years ended December 31, 2023, 2024 and 2025, respectively, and depreciation and amortization of $517,074, $830,207 and $1,000,937 for the years ended December 31, 2023, 2024 and 2025, respectively.